Condensed Financial Information of Parent Company - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 30, 2013
Condensed Financial Statements, Captions [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 32.6
Cash dividends paid to parent company, maximum per fiscal year	0.3
Maximum
Condensed Financial Statements, Captions [Line Items]
Cash dividends paid to parent company, aggregate	$ 1.0